Annual Operating Expenses - FidelitySeriesRealEstateIncomeFund-PRO - FidelitySeriesRealEstateIncomeFund-PRO - Fidelity Series Real Estate Income Fund - Fidelity Series Real Estate Income Fund	Sep. 29, 2023
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	none